Short-term bank borrowings (Details)		1 Months Ended	12 Months Ended
	Jan. 02, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jan. 02, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term bank borrowings and Restricted cash
Restricted cash	$ 30,500,000	$ 29,500,000	$ 29,500,000
Term of deposit			1 year
PRC bank
Short-term bank borrowings and Restricted cash
Debt term	1 year	3 years	1 year
Maximum borrowing capacity		$ 101,810,777	$ 101,810,777		¥ 700,000,000
Interest rate (in percent)		2.08%	2.08%		2.08%
Outstanding balances of loans drawn	$ 29,525,125	$ 28,797,906	$ 28,797,906	¥ 203,000,000	¥ 198,000,000
Term of deposit	1 year